Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Gross premiums written	$ 3,579.0	$ 3,018.1	$ 2,800.8
Reinsurance premiums ceded	(1,442.4)	(1,159.7)	(1,194.2)
Net premiums written	2,136.6	1,858.4	1,606.6
Change in net unearned premiums	(304.0)	(357.9)	(446.9)
Net premiums earned	1,832.6	1,500.5	1,159.7
Net realized and unrealized investment gains/(losses)	4.9	(33.7)	13.5
Net investment income	119.5	40.7	20.6
Other income	0.1	1.9	1.0
Total revenues before net gain on distribution of Fidelis MGU	1,957.1	1,509.4	1,194.8
Net gain on distribution of Fidelis MGU	1,639.1	0.0	0.0
Total revenues	3,596.2	1,509.4	1,194.8
Expenses
Losses and loss adjustment expenses	698.8	830.2	696.8
Policy acquisition expenses (includes Fidelis MGU commissions of $225.3 (2022: $nil and 2021: $nil))	723.8	384.4	250.1
General and administrative expenses	82.7	165.5	130.7
Corporate and other expenses	4.1	20.5	2.7
Net foreign exchange (gains)/losses	(4.1)	6.8	(0.4)
Financing costs	35.5	35.5	35.4
Total expenses	1,549.0	1,429.3	1,116.1
Income before income taxes	2,047.2	80.1	78.7
Income tax benefit	85.3	(17.8)	(0.4)
Net income	2,132.5	62.3	78.3
Net income attributable to non-controlling interests	0.0	(9.7)	(10.0)
Net income available to common shareholders	2,132.5	52.6	68.3
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	82.4	(96.5)	(36.1)
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(9.7)	8.1	2.4
Currency translation adjustments	0.0	(1.1)	(0.2)
Total other comprehensive income/(loss)	72.7	(89.5)	(33.9)
Comprehensive income/(loss) attributable to common shareholders	$ 2,205.2	$ (36.9)	$ 34.4
Per share data earnings per common share
Earnings per common share (in dollars per share)	$ 18.65	$ 0.27	$ 0.35
Earnings per diluted common share (in dollars per share)	$ 18.65	$ 0.26	$ 0.34
Weighted average basic common shares outstanding (in shares)	114,313,971	194,290,180	195,491,804
Weighted average diluted common shares outstanding (in shares)	114,324,683	199,323,854	200,380,241